Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Movement in Share Options
The table below summarises movements in the number of options, and changes in weighted average exercise price over the same period.

		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	£	‘000	£
Outstanding at 1 January	25,993	2.25	21,162	2.32
Granted	13,068	1.89	9,414	2.43
Exercised	(242)	1.69	(48)	1.86
Forfeited/expired	(8,831)	2.59	(4,535)	2.95
Outstanding at 31 December	29,988	2.00	25,993	2.25
Exercisable at 31 December	3,439	3.22	1,321	2.75

Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding
The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2022 and 2021.

		2022		2021
	Weighted average remaining contractual life	Weighted average exercise price	Weighted average remaining contractual life	Weighted average exercise price
Range of exercise prices	Years	£	Years	£
£1 to £2	3	1.79	3	1.65
£2 to £3	2	2.56	3	2.81
£3 to £4	1	3.46	1	3.38
£4 to £5	0	4.02	1	4.02